   As Filed with the Securities and Exchange Commission on September 4, 2009
                                                           File Nos. 333-143228
                                                                      811-07467

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 11

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                       Post-Effective Amendment No. 119

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                               100 Motor Parkway
                                   Suite 132
                           Hauppauge, New York 11788
                                  631-357-8920
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                 Vice President, Secretary and General Counsel
                  Allstate Life Insurance Company of New York
                               3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847-402-5000
           (Name, Address and Telephone Number of Agent for Service)

                                    Copy to:

                                  Jocelyn Liu
                               Assistant Counsel
                  Allstate Life Insurance Company of New York
                          3100 Sanders Road, Suite J5B
                              Northbrook, IL 60062

               Approximate Date of Proposed Offering: Continuous.

 It is proposed that this filing become effective: (check appropriate space)

 [_] immediately upon filing pursuant to paragraph (b) of Rule 485

 [X] on September 15, 2009 pursuant to paragraph (b) of Rule 485

 [_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

 [_] on _________ pursuant to paragraph (a) (i) of Rule 485

 [_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

 [_] on __________ pursuant to paragraph (a)(ii) of Rule 485


 Title of Securities Being Offered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

================================================================================

                                     Note:

Registrant is filing this Post-Effective Amendment No. 11 to Registration Statement No. 333-143228 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus and Statement of Additional Information that were filed as part of Post-Effective Amendment No. 9 filed with the SEC on April 24, 2009, as supplemented, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

       Allstate RetirementAccess Variable Annuity B Series ("B Series") Allstate RetirementAccess Variable Annuity L Series ("L Series") Allstate RetirementAccess Variable Annuity X Series ("X Series")

                     Supplement, dated September 15, 2009

              To Prospectuses, dated May 1, 2009, as supplemented

This Supplement should be read and retained with the current Prospectus for your Annuity. If you would like another copy of the current Prospectus, please contact us at 1-877-234-8688.

This Supplement revises your Prospectus to reflect (a) that for new elections of the Highest Anniversary Value Death Benefit (HAV) on or after September 15, 2009, we are increasing the charge to 0.40% as a percentage of Sub-account net assets; and (b) revised Expense Examples to reflect this charge increase.

A. In the table entitled "Your Optional Benefit Fees and Charges" on page 6, we replace the information relating to the Highest Anniversary Value Death Benefit ("HAV") with the following:


                            YOUR OPTIONAL BENEFIT FEES AND CHARGES/1/
-------------------------------------------------------------------------------------------------
                                            OPTIONAL
                                          BENEFIT FEE/
                                             CHARGES
                                       (as a percentage of      TOTAL         TOTAL         TOTAL
                                         Sub-account net       ANNUAL        ANNUAL        ANNUAL
                                         assets, unless      CHARGE /2/     CHARGE/2/     CHARGE/2/
OPTIONAL BENEFIT                       otherwise indicated)  for B SERIES  for L SERIES  for X SERIES
----------------                       --------------------  ------------  ------------  ------------
HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT ("HAV") Current and maximum
  Charge/3/ (if elected on or after
  September 15, 2009).................        0.40%             1.55%         1.90%         1.95%
------------------------------------------------------------------------------------------------------
Please refer to the section of this Prospectus that describes each optional benefit for a complete description of the benefit, including any restrictions or limitations that may apply.
------------------------------------------------------------------------------------------------------


    1. HOW CHARGE IS DETERMINED

   Highest Anniversary Value Death Benefit: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For elections prior to September 15, 2009, the charge is 0.25% resulting in a total annual charge as follows: For B Series, 1.40% total annual charge applies. For L Series, 1.75% total annual charge applies. For X Series, total annual charge is 1.80%. For elections on or after September 15, 2009, the charge is 0.40% resulting in a total annual charge as follows: For B Series, 1.55% total annual charge applies. For L Series, 1.90% total annual charge applies. For X Series, total annual charge is 1.95%.

   2. The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.


   3. The charge will not exceed the current and maximum charge indicated once you elect the benefit. However, the maximum charge may be higher for new elections occuring at a later date.


B. On page 11, the tables of Expense Examples are replaced with the following:

Expense Examples are provided as follows: 1.) if you surrender the Annuity at the end of the stated time period; 2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

If you surrender your Annuity at the end of the applicable time period:


                                1 yr  3 yrs  5 yrs  10 yrs
                               ------ ------ ------ ------
                     B SERIES  $1,241 $2,152 $3,106 $5,003
                     L SERIES  $1,317 $2,469 $3,548 $5,615
                     X SERIES  $1,479 $2,561 $3,579 $5,316


If you annuitize your Annuity at the end of the applicable time period: 1


                                 1 yr 3 yrs  5 yrs  10 yrs
                                ----- ------ ------ ------
                      B SERIES   N/A  $1,652 $2,806 $5,003
                      L SERIES   N/A  $1,869 $3,148 $5,615
                      X SERIES   N/A  $1,761 $2,979 $5,316


If you do not surrender your Annuity:


                                1 yr 3 yrs  5 yrs  10 yrs
                                ---- ------ ------ ------
                      B SERIES  $541 $1,652 $2,806 $5,003
                      L SERIES  $617 $1,869 $3,148 $5,615
                      X SERIES  $579 $1,761 $2,979 $5,316


/1/ You may not annuitize in the first Annuity Year.

C. On page 82, the paragraph entitled "What are the Charges for the Optional Death Benefits?" is replaced as follows:

What are the Charges for the Optional Death Benefit?

If you elect the HAV Death Benefit before September 15, 2009, we deduct a charge equal to 0.25% per year of the average daily net assets of the Sub-accounts. If you elect the HAV Death Benefit on or after September 15, 2009, we deduct a charge equal to 0.40% per year of the average daily net assets of the Sub-accounts. We deduct the charge for this benefit to compensate Allstate New York for providing increased insurance protection under the HAV Death Benefit. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

                                     PART C

                               OTHER INFORMATION

 Item 24.  Financial Statements and Exhibits

 (a) Financial Statements

 The financial statements of Allstate Life Insurance Company of New York ("Allstate New York" or "Depositor") and the financial statements of Allstate Life of New York Separate Account A, which are comprised of the underlying financial statements of the Sub-accounts ("Separate Account") are incorporated herein by reference in Part B of this Registration Statement.

 (b) Exhibits

Exhibit
Number                               Description
------- ----------------------------------------------------------------------

   1. Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 033-5381, Exhibit 1, dated April 30, 1999.)

   2.    Not Applicable.

   3(a) Underwriting Agreement between Allstate Life Insurance Company of New York and Allstate Distributors, L.L.C. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 Registration Statement (File No. 333-74411), Exhibit 3(a), dated April 26, 2000.)

   3(b) Selling Agreement. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 3(b), dated October 1, 2007.)

   3(c) Administrative Services Agreement between Allstate Life Insurance Company of New York and Allstate Distributors, L.L.C. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 Registration Statement (File No. 333-74411), Exhibit 3(c), dated April 26, 2000)

   4(a) Individual Flexible Premium Deferred Variable Annuity. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(a), dated May 24, 2007.)

   4(b) Schedule - L Series. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement, Exhibit 4(b), (File No. 333-143228) dated May 24, 2007.)

   4(c) Schedule - X Series. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement, Exhibit 4(c), (File No. 333-143228) dated May 24, 2007.)

   4(d) Longevity Credit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228),
         Exhibit 4(d), dated May 24, 2007.)

   4(e) Enhanced Dollar Cost Averaging Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(e), dated May 24, 2007.)

   4(f) Enhanced Dollar Cost Averaging Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(f), dated May 24, 2007.)

   4(g) Highest Anniversary Value Death Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(g), dated May 24, 2007.)

   4(h) Highest Anniversary Value Death Benefit Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(h), dated May 24, 2007.)

   4(i) Guaranteed Minimum Income Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(i), dated May 24, 2007.)

   4(j) Guaranteed Minimum Income Benefit Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(j), dated May 24, 2007.)

  4(k) TrueIncome Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228),
        Exhibit 4(k), dated May 24, 2007.)

  4(l) TrueIncome Benefit Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(l), dated May 24, 2007.)

  4(m) TrueIncome - Spousal Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(m), dated May 24, 2007.)

  4(n) TrueIncome - Spousal Benefit Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(n), dated May 24, 2007.)

  4(o) Individual Retirement Annuity Endorsement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(o), dated May 24, 2007.)

  4(p) Roth Individual Retirement Annuity Endorsement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(p), dated May 24, 2007.)

  4(q) TrueIncome-Highest Daily Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(q), dated January 24, 2008.)

  4(r) TrueIncome-Highest Daily Benefit Schedule Supplement (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228),
        Exhibit 4(r), dated January 24, 2008.)

  4(s) TrueIncome - Highest Daily Schedule Supplement. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(s), dated April 24, 2009.)

  4(t) TrueIncome - Highest Daily 7 Schedule Supplement. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 4(t), dated April 24, 2009.)

  5. Application for variable annuity contract. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 5, dated October 1, 2007.)

  6(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York. (Previously filed as Exhibit 3.(I) in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

  6(b) Amended By-laws of Allstate Life Insurance Company of New York. (Previously filed as Exhibit 3.(II) in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

  7. Indemnity Reinsurance Agreement Contract. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 7, dated October 1, 2007.)

  8(a) Participation Agreement among Allstate Life Insurance Company of New York, Advanced Series Trust, AST Investment Services, Inc. and Prudential Investments LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 8(a), dated October 1, 2007.)

  8(b) Participation Agreement among Allstate Life Insurance Company of New York, ProFunds, and ProFund Advisors LLC. Incorporated by reference to Form N-4 Registration Statement (File No. 333-143228), Exhibit 8(b), dated April 25, 2008.

  8(c) Amendment to Participation Agreement between Allstate Life Insurance Company of New York and Franklin Templeton Variable Insurance Products Trust. Incorporated by reference to Form N-4 Registration Statement (File No. 333-143228), Exhibit 8(c), dated April 25, 2008.

  9(a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered. (Incorporated herein by reference to Post- Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228), Exhibit 9(a), dated January 24, 2008.)

  9(b) Opinion and Consent of Susan L. Lees, Vice President, General Counsel and Secretary of Allstate Life Insurance Company of New York regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-143228),
        Exhibit 9(b), dated February 26, 2009.

 10. Consent of independent registered public accounting firm. Filed herewith.

 11.    Not Applicable.

 12.    Not Applicable.

 13(a)  Powers of Attorney for Marcia D. Alazraki, Michael B. Boyle, Frederick
        F. Cripe, Robert J. Holden, Cleveland Johnson, Jr., Susan L. Lees, Kenneth R. O'Brien, Samuel H. Pilch, John C. Pintozzi, John R. Raben, Jr., Phyllis H. Slater, and J. Eric Smith. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-143228),
        Exhibit 13(a), dated February 26, 2009.

 13(b) Power of Attorney for Matthew S. Easley. Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's
        Form N-4 Registration Statement (File No. 333-143228), Exhibit 13(b), dated July 17, 2009.

 Item 25. Directors and Officers of the Depositor

Name And Principal Business Address*  Position And Office With Depositor Of The Account
------------------------------------  ----------------------------------------------------------
Marcia D. Alazraki                    Director
Michael B. Boyle                      Director and Vice President
Frederick F. Cripe                    Director, Chairman, President and Chief Executive Officer
Matthew S. Easley                     Director and Vice President
Robert J. Holden                      Director, Vice President and Chief Operations Officer
Cleveland Johnson, Jr.                Director
Susan L. Lees                         Director, Vice President, General Counsel and Secretary
Kenneth Robert O'Brien                Director
John C. Pintozzi                      Director, Vice President and Chief Financial Officer
John Richard Raben, Jr.               Director
Phyllis Hill Slater                   Director
John Eric Smith                       Director and Vice President
Samuel Henry Pilch                    Group Vice President and Controller
Mark W. Davis                         Vice President
Judith P. Greffin                     Vice President
Charles D. Mires                      Vice President
Patricia W. Wilson                    Vice President
Richard C. Crist, Jr.                 Vice President and Chief Privacy Officer
Steven C. Verney                      Treasurer
Darryl L. Baltimore                   Assistant Vice President
Errol Cramer                          Assistant Vice President
Lawrence W. Dahl                      Assistant Vice President
Lisa J. Flanary                       Assistant Vice President
Keith A. Hauschildt                   Assistant Vice President and Chief Compliance Officer
Atif (A.J.) Ijaz                      Assistant Vice President
Trond K. Odegaard                     Assistant Vice President and Investment Risk Manager
Mario Rizzo                           Assistant Vice President and Assistant Treasurer
Sarah R. Donahue                      Assistant Vice President
Karen C. Duffy                        Assistant Vice President and Assistant Treasurer
Robert E. Transon                     Assistant Vice President
Timothy N. VanderPas                  Assistant Vice President
Dean M. Way                           Assistant Vice President and Illustration Actuary
Richard Zaharias                      Assistant Vice President
Robert William Birman                 Assistant Secretary
Doris J. Bryant                       Assistant Secretary
Paul N. Kierig                        Assistant Secretary
Mary J. McGinn                        Assistant Secretary
Lynn Cirrincione                      Assistant Treasurer
Raymond P. Thomas                     Assistant Treasurer
Theresa Resnick                       Appointed Actuary
Kevin Tiernan                         Chief Administrative Officer

 The principal business address of Mr. Holden is 100 Motor Parkway, Hauppauge, New York 11788.

 The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019.

 The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706.

 The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566.

 The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260.

 The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great Neck Long Island, New York 11021.

 The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

 Item 26. Persons Controlled By Or Under Common Control With Depositor Or Registrant

 Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 26, 2009 (File #001-11840).

 Item 27. Number Of Contract Owners

 As of July 31, 2009, there were 38 contract owners.

 Item 28. Indemnification

 The by-laws of Allstate New York and Allstate Distributors, L.L.C. (Principal Underwriter), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

 Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Item 29A. Relationship Of Principal Underwriter To Other Investment Companies

 Allstate Distributors, L.L.C. ("Allstate Distributors") serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

 Item 29B. Principal Underwriter

 The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address* of Each Such Person  Positions and Offices with Underwriter
--------------------------------------------------------  ---------------------------------------------
Lisa J. Flanary                                           Manager
Susan L. Lees                                             Manager and Assistant Secretary
Timothy N. Vander Pas                                     Manager, Chairman of the Board and President
William D. Webb                                           Treasurer
Richard C. Crist, Jr.                                     Vice President and Chief Privacy Officer
Sarah R. Donahue                                          Vice President
Ryan Klein                                                Vice President
Dana Goldstein                                            Chief Compliance Officer
Dee Anne Asplin                                           Assistant Secretary
Mary Jovita McGinn                                        Assistant Secretary
Karen C. Duffy                                            Assistant Treasurer
Mario Rizzo                                               Assistant Treasurer
Steven Carl Verney                                        Assistant Treasurer

 * The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

 Item 29C. Compensation Of Principal Underwriter

                                                              (3)
          (1)                       (2)                 Net Underwriting                (4)
   Name of Principal           Discounts and            Compensation on              Brokerage                    (5)
      Underwriter               Commissions                Redemption               Commissions               Compensation
------------------------  ------------------------  ------------------------  ------------------------  ------------------------
Allstate Distributors               N/A                       N/A                        $0                       N/A

 Item 30. Location Of Accounts And Records

 The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are currently maintained by the Administrator, The Prudential Insurance Company of America, at its processing center in Fort Washington, Pennsylvania.

 Item 31. Management Services

 None.

 Item 32. Undertakings

 Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

 Item 33. Representations Pursuant To Section 403(b) Of The Internal Revenue
          Code

 Allstate New York represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

 Item 34. Representation Regarding Contract Expenses

 Allstate New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate New York under the Contracts.

                                   SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 4th day of September, 2009.

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                  (DEPOSITOR)


                                            BY:    /s/ SUSAN L. LEES
                                                  ------------------------------
                                                   Susan L. Lees
                                                   Vice President, General
                                                   Counsel and Secretary

 As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 4th day of September, 2009.


 */MARCIA D. ALAZRAKI        Director
--------------------------
 Marcia D. Alazraki

 */MICHAEL B. BOYLE          Director and Vice President
--------------------------
Michael B. Boyle

 */FREDERICK F. CRIPE        Director, Chairman, President and Chief
--------------------------   Executive Officer
Fredrick F. Cripe

 */MATTHEW S. EASLEY         Director and Vice President
--------------------------
Matthew S. Easley

 */ROBERT J. HOLDEN          Director, Vice President and Chief Operations
--------------------------   Officer
Robert J. Holden

 */CLEVELAND JOHNSON, JR.    Director
--------------------------
Cleveland Johnson, Jr.

 /s/ SUSAN L. LEES           Director, Vice President, General Counsel and
--------------------------   Secretary
Susan L. Lees

 */KENNETH R. O'BRIEN        Director
--------------------------
Kenneth R. O'Brien

 */SAMUEL H. PILCH           Controller and Group Vice President
--------------------------
Samuel H. Pilch

 */JOHN C. PINTOZZI          Director, Vice President and Chief Financial
--------------------------   Officer
John C. Pintozzi

 */JOHN R. RABEN, JR.        Director
--------------------------
John R. Raben, Jr.

 */PHYLLIS H. SLATER         Director
--------------------------
Phyllis H. Slater

 */JOHN ERIC SMITH           Director and Vice President
--------------------------
John Eric Smith

 */ By Susan L. Lees, pursuant to Power of Attorney, previously filed.

                                 Exhibit Index

Exhibit No. Exhibit
----------- ----------------------------------------------------------------

    10       Consent of independent registered public accounting firm